                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08231

                     Spirit of America Investment Fund, Inc.
               (Exact name of registrant as specified in charter)

                              477 Jericho Turnpike
                                Syosset, NY 11791
               (Address of principal executive offices) (Zip code)

                              SSH Securities, Inc.
                              477 Jericho Turnpike
                                Syosset, NY 11791
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (516) 390-5555

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SPIRIT OF AMERICA REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

                                                           SHARES    MARKET VALUE
                                                           -------   -------------
COMMON STOCKS - 98.64%
APARTMENTS (REITS) - 21.10%
Amli Residential Properties Trust                           76,100   $   1,722,904
Apartment Investment & Management Co.                      107,600       4,062,976
Associated Estates Realty Corp.                            291,600       1,752,516
Cornerstone Realty Income Trust, Inc.                      219,900       1,543,698
Gables Residential Trust                                   145,300       4,123,614
Mid-America Apartment Communities, Inc.                    169,600       4,358,720
Pennsylvania Real Estate Investment Trust                  117,900       3,366,045
Post Properties, Inc.                                      121,500       3,129,840
United Dominion Realty Trust, Inc.                          52,000         867,880
                                                                     -------------
                                                                        24,928,193
                                                                     -------------
DIVERSIFIED (REITS) - 7.44%
BNP Residential Properties, Inc.                            87,800         895,560
Colonial Properties Trust                                   41,900       1,425,019
Crescent Real Estate Equities Co.                          156,200       2,214,916
Duke Realty Corp.                                            4,000         109,600
FrontLine Capital Group *                                      640               3
Hospitality Properties Trust                                32,300         930,563
PMC Commerical Trust                                         2,400          32,184
Sizeler Property Investors, Inc.                           109,300       1,082,070
U.S. Restaurant Properties, Inc.                           143,500       2,100,840
Vornado Operating, Inc.*                                       250              45
                                                                     -------------
                                                                         8,790,800
                                                                     -------------
HEALTHCARE (REITS) - 13.11%
CLC Healthcare, Inc.*                                          400              10
Five Star Quality Care, Inc. *                               1,353           1,569
Health Care Property Investors, Inc.                        98,000       3,647,560
Health Care REIT, Inc.                                     147,100       4,187,937
Healthcare Realty Trust, Inc.                              102,500       2,821,825
National Health Investors, Inc.                             60,800         988,000
Nationwide Health Properties, Inc.                         211,700       2,963,800
National Health Realty, Inc.                                53,600         813,112
OMEGA Healthcare Investors, Inc.*                            9,000          24,660
Senior Housing Properties Trust                              2,700          33,696
                                                                     -------------
                                                                        15,482,169
                                                                     -------------
INDUSTRIAL (REITS) - 7.68%
Bedford Property Investors, Inc.                            13,000         346,450
Brandywine Realty Trust                                     16,000         356,800
First Industrial Realty Trust, Inc.                        139,500       3,900,420
Keystone Property Trust                                    221,900       3,816,680
Prime Group Realty Trust *                                 101,200         647,680
                                                                     -------------
                                                                         9,068,030
                                                                     -------------
NET LEASE (REITS) - 8.38%
Commercial Net Lease Realty                                271,116       4,381,235
IStar Financial, Inc.                                       10,000         299,300
Lexington Corporate Properties Trust                       248,700       4,287,588
RFS Hotel Investors, Inc.                                   86,600         930,084
                                                                     -------------
                                                                         9,898,207
                                                                     -------------

                                                           SHARES    MARKET VALUE
                                                           -------   -------------
OFFICE SPACE (REITS) - 12.31%
Arden Reality                                              107,100   $   2,552,193
Corporate Office Properties Trust                           13,000         198,250
Glenborough Realty Trust, Inc.                             107,100       1,775,718
Highwoods Properties, Inc.                                 178,000       3,604,499
HRPT Properties Trust                                      458,600       4,141,158
Koger Equity                                                40,000         640,000
Mack-Cali Realty Corp.                                      51,600       1,628,496
                                                                     -------------
                                                                        14,540,314
                                                                     -------------
REGIONAL MALLS (REITS) - 11.89%
CBL & Associates Properties, Inc.                            4,000         169,800
Crown American Realty Trust                                324,200       3,313,324
Glimcher Realty Trust                                      259,850       5,368,501
Macerich Company, The                                       82,200       2,712,600
Mills Corporation, The                                      69,700       2,227,612
Simon Property Group, Inc.                                   6,000         220,320
Taubman Centers, Inc.                                        2,000          35,020
                                                                     -------------
                                                                        14,047,177
                                                                     -------------
SHOPPING CENTERS (REITS) - 14.76%
Burnham Pacific Properties, Inc. *                          11,000           6,408
Developers Diversified Realty Corp.                        146,104       3,681,821
Equity One                                                 139,500       2,216,655
Federal Realty Investment Trust                             77,600       2,391,632
Malan Realty Investors, Inc. *                               5,000          19,750
New Plan Excel Realty Trust                                227,910       4,553,642
Pan Pacific Retail Properties, Inc.                          6,540         255,845
Price Legacy Corporation *                                   2,200           6,160
Ramco-Gershenson Properties Trust                          165,300       3,777,105
Realty Income Corporation                                   14,000         526,400
                                                                     -------------
                                                                        17,435,418
                                                                     -------------
STORAGE (REITS) - 1.97%
Shurgard Storage Centers, Inc., Cl. A                        4,000         130,680
Sovran Self Storage, Inc.                                   74,800       2,196,128
                                                                     -------------
                                                                         2,326,808
                                                                     -------------

TOTAL COMMON STOCKS
(Cost $109,104,135)                                                    116,517,116
                                                                     -------------
PREFERRED STOCKS - 0.14%
NET LEASE (REITS) - 0.14%
Commercial Net Lease Realty 9% Series A                      6,352         168,963
                                                                     -------------
(Cost $152,677)

TOTAL INVESTMENTS - 98.78%
(Cost $109,256,812**)                                                  116,686,079
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.22%                         1,441,877
                                                                     -------------
NET ASSETS - 100.00%                                                 $ 118,127,956
                                                                     =============

 *Non-income producing security
**Cost for Federal income tax purposes is $109,256,812, and net unrealized appreciation consists of:

             Gross unrealized appreciation              $ 14,072,830
             Gross unrealized depreciation                (6,643,563)
                                                        ------------
             Net unrealized appreciation                $  7,429,267
                                                        ============

                 See accompanying notes to financial statements.

SPIRIT OF AMERICA REAL ESTATE FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2003

                                                                     REAL ESTATE
                                                                    -------------
ASSETS
 Investments in securities at value (cost $109,256,812)(Note 1)     $ 116,686,079
 Cash                                                                   1,392,221
 Receivables:
  Capital stock sold                                                      691,212
  Dividends and interest                                                  599,360
 Other assets                                                              27,611
                                                                    -------------
               TOTAL ASSETS                                           119,396,483
                                                                    -------------
LIABILITIES
 Payables:
  Capital stock redeemed                                                  171,599
  Investment securities purchased                                         898,935
 Accrued expenses                                                          59,087
 Accrued distribution expense (Note 3)                                     34,506
 Due to Advisor                                                           104,400
                                                                    -------------
               TOTAL LIABILITIES                                        1,268,527
                                                                    -------------

NET ASSETS                                                          $ 118,127,956
                                                                    =============
CLASS A SHARES
    Net assets applicable to 11,223,401 outstanding $0.001
      par value shares (500,000,000 authorized shares)              $ 107,404,589
                                                                    =============
    Net asset value and redemption price per Class A Share
      ($107,404,589 DIVIDED BY 11,223,401 shares)                   $        9.57
                                                                    =============
    Offering price per share ($9.57 DIVIDED BY 0.9475)              $       10.10
                                                                    =============
CLASS B SHARES
    Net assets applicable to 1,102,618 outstanding $0.001
      par value shares (500,000,000 authorized shares)              $  10,723,367
                                                                    =============
    Net asset value and offering price per Class B Share
      ($10,723,367 DIVIDED BY 1,102,618 shares)                     $        9.73
                                                                    =============
    Redemption price per share ($9.73 X 0.9425)                     $        9.17
                                                                    =============
SOURCE OF NET ASSETS
 At April 30, 2003, net assets consisted of:
 Paid-in capital                                                    $ 110,962,808
 Undistributed net loss                                                   (46,903)
 Accumulated net realized loss on investments                            (217,216)
 Net unrealized appreciation on investments                             7,429,267
                                                                    -------------
      NET ASSETS                                                    $ 118,127,956
                                                                    =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SPIRIT OF AMERICA REAL ESTATE FUND
STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED APRIL 30, 2003

                                                                     REAL ESTATE
                                                                    -------------
INVESTMENT INCOME
  Dividends                                                         $   4,541,868
  Interest                                                                  3,887
                                                                    -------------
          TOTAL INVESTMENT INCOME                                       4,545,755
                                                                    -------------
EXPENSES
  Investment advisory fees (Note 3)                                       500,599
  Transfer agent fees                                                     111,138
  Administration fees                                                      62,904
  Distribution fees - Class A (Note 3)                                    140,036
  Distribution fees - Class B (Note 3)                                     49,294
  Accounting fees                                                          33,688
  Registration fees                                                         6,168
  Legal fees                                                                9,269
  Custodian fees                                                           12,553
  Printing expense                                                         16,118
  Amortization of organization costs (Note 1)                               7,980
  Auditing fees                                                             9,219
  Directors' fees                                                           7,764
  Insurance expense                                                         5,753
  Miscellaneous expense                                                     3,506
                                                                    -------------
          TOTAL EXPENSES                                                  975,989
          Recoupment of waived and reimbursed expenses (Note 3)            75,197
                                                                    -------------
          NET EXPENSES                                                  1,051,186
                                                                    -------------
          NET INVESTMENT INCOME                                         3,494,569
                                                                    -------------
REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
  Net realized loss from security transactions                                (13)
  Net change in unrealized appreciation of investments                  7,438,272
                                                                    -------------
          Net realized and unrealized gain on investments               7,438,259
                                                                    -------------

          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $  10,932,828
                                                                    =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SPIRIT OF AMERICA REAL ESTATE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                         REAL ESTATE FUND
                                                                              --------------------------------------
                                                                              FOR THE SIX MONTHS
                                                                                    ENDED             FOR THE YEAR
                                                                                APRIL 30, 2003           ENDED
                                                                                 (UNAUDITED)        OCTOBER 31,2002
                                                                              ------------------    ----------------
OPERATIONS
   Net investment income                                                      $        3,494,569    $      3,191,643
   Net realized gain/loss from security transactions and REITs                               (13)          1,301,351
   Net change in unrealized appreciation/depreciation of investments                   7,438,272          (1,124,599)
                                                                              ------------------    ----------------
       Net increase in net assets                                                     10,932,828           3,368,395
                                                                              ------------------    ----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income:
       Class A                                                                        (3,238,249)         (2,922,634)
       Class B                                                                          (303,223)           (317,570)
                                                                              ------------------    ----------------
       Total distributions from net investment income to shareholders                 (3,541,472)         (3,240,204)
                                                                              ------------------    ----------------
   Distributions from realized gains
       Class A                                                                          (196,396)         (1,043,314)
       Class B                                                                           (20,807)           (115,240)
                                                                              ------------------    ----------------
       Total distributions from realized gains to shareholders                          (217,203)         (1,158,554)
                                                                              ------------------    ----------------
   Excess of net investment income
       Class A                                                                                 -            (128,803)
       Class B                                                                                 -             (13,994)
                                                                              ------------------    ----------------
       Total distributions from realized gains to shareholders                                 -            (142,797)
                                                                              ------------------    ----------------
   Return of capital:
       Class A                                                                                 -            (783,371)
       Class B                                                                                 -             (85,112)
                                                                              ------------------    ----------------
       Total distributions from net return of capital to shareholders                          -            (868,483)
                                                                              ------------------    ----------------
   Total distributions to shareholders                                                (3,758,675)         (5,410,038)
                                                                              ------------------    ----------------
CAPITAL SHARE TRANSACTIONS (DOLLAR ACTIVITY)
   Shares sold:
       Class A                                                                        20,718,855          49,957,616
       Class B                                                                           767,021           4,028,639
   Shares issued as reinvestment of distributions:
       Class A                                                                         2,462,706           3,407,909
       Class B                                                                           247,183             395,801
   Shares redeemed:
       Class A                                                                        (8,185,731)        (13,570,924)
       Class B                                                                          (554,149)           (949,265)
                                                                              ------------------    ----------------
   Increase in net assets derived from capital share transactions (a)                 15,455,885          43,269,776
                                                                              ------------------    ----------------
       Total increase in net assets                                                   22,630,038          41,228,133

NET ASSETS
   Beginning of period                                                                95,497,918          54,269,785
                                                                              ------------------    ----------------
   End of period                                                              $      118,127,956    $     95,497,918
                                                                              ==================    ================

   (a) Transactions in capital stock were:
   Shares sold:
       Class A                                                                         2,263,329           5,213,263
       Class B                                                                            83,312             414,278
   Shares issued as reinvestment of dividends:
       Class A                                                                           270,362             353,722
       Class B                                                                            26,697              40,378
   Shares redeemed:
       Class A                                                                          (894,142)         (1,416,401)
       Class B                                                                           (59,599)            (98,748)
                                                                              ------------------    ----------------
   Increase in shares outstanding                                                      1,689,959           4,506,492
                                                                              ==================    ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS - REAL ESTATE FUND

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                       CLASS A             CLASS A         CLASS A
                                                                    --------------       -----------     -----------
                                                                     FOR THE SIX           FOR THE         FOR THE
                                                                     MONTHS ENDED         YEAR ENDED      YEAR ENDED
                                                                    APRIL 30, 2003       OCTOBER 31,     OCTOBER 31,
                                                                      (UNAUDITED)           2002            2001
                                                                    --------------       -----------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                $         8.96       $      8.84     $      7.41
                                                                    --------------       -----------     -----------
Income from Investment Operations:
   Net investment income                                                      0.30              0.40            0.31
   Net realized and unrealized gain/(loss) on investments                     0.64              0.36            1.63
                                                                    --------------       -----------     -----------
        Total from investment operations                                      0.94              0.76            1.94
                                                                    --------------       -----------     -----------
Less Distributions:
   Distributions from net investment income                                  (0.31)            (0.40)          (0.31)
   Distributions from capital gains                                          (0.02)            (0.12)              -
   Distributions in excess of ordinary income                                    -             (0.01)
   Distributions from return of capital                                          -             (0.11)          (0.20)
                                                                    --------------       -----------     -----------
        Total distributions                                                  (0.33)            (0.64)          (0.51)
                                                                    --------------       -----------     -----------

NET ASSET VALUE, END OF PERIOD                                      $         9.57       $      8.96     $      8.84
                                                                    ==============       ===========     ===========

TOTAL RETURN(2)                                                              10.77%(1)          8.26%          26.40%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                                  $      107,405       $    85,915     $    48,016
   Ratio of expenses to average net assets:
     Before expense reimbursement or recapture                                1.82%             1.93%           2.29%
     After expense reimbursement or recapture                                 1.97%             1.97%           1.97%
   Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement or recapture                                6.62%             4.04%           4.12%
     After expense reimbursement or recapture                                 6.47%             4.00%           4.44%
   Portfolio turnover                                                            -%             1.25%          12.04%

                                                                      CLASS A         CLASS A         CLASS A
                                                                    -----------     -----------     ------------
                                                                      FOR THE         FOR THE         FOR THE
                                                                     YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                    OCTOBER 31,     OCTOBER 31,      OCTOBER 31,
                                                                       2000            1999             1998*
                                                                    -----------     -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $      7.48     $      8.66     $      10.00
                                                                    -----------     -----------     ------------
Income from Investment Operations:
   Net investment income                                                   0.45            0.49             0.20
   Net realized and unrealized gain/(loss) on investments                  0.15           (1.02)           (1.38)
                                                                    -----------     -----------     ------------
        Total from investment operations                                   0.60           (0.53)           (1.18)
                                                                    -----------     -----------     ------------
Less Distributions:
   Distributions from net investment income                               (0.45)          (0.53)           (0.16)
   Distributions from capital gains                                           -               -                -
   Distributions in excess of ordinary income
   Distributions from return of capital                                   (0.22)          (0.12)            0.00
                                                                    -----------     -----------     ------------
        Total distributions                                               (0.67)          (0.65)           (0.16)
                                                                    -----------     -----------     ------------

NET ASSET VALUE, END OF PERIOD                                      $      7.41     $      7.48     $       8.66
                                                                    ===========     ===========     ============

TOTAL RETURN(2)                                                            8.33%          (6.38)%         (11.78)%(1)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)
   Ratio of expenses to average net assets:                         $    10,936     $    11,225     $      7,290
     Before expense reimbursement or recapture
     After expense reimbursement or recapture                              3.73%           3.35%            6.33%
   Ratio of net investment income (loss) to average net assets:            1.97%           1.97%            1.97%
     Before expense reimbursement or recapture
     After expense reimbursement or recapture                              4.29%           4.17%           (0.62)%
   Portfolio turnover                                                      6.05%           5.55%            3.75%
                                                                          21.55%           8.15%            0.00%

*   Class A Shares commenced investment operations on January 9, 1998.
(1) Calculation is not annualized.
(2) Calculation does not reflect sales load.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                       CLASS B            CLASS B       CLASS B
                                                                    --------------      -----------   -----------
                                                                      FOR THE SIX         FOR THE       FOR THE
                                                                     MONTHS ENDED        YEAR ENDED    YEAR ENDED
                                                                    APRIL 30, 2003      OCTOBER 31,   OCTOBER 31,
                                                                      (UNAUDITED)          2002          2001
                                                                    --------------      -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                $         9.11      $      8.98   $      7.53
                                                                    --------------      -----------   -----------
Income from Investment Operations:
   Net investment income                                                      0.24             0.35          0.28
   Net realized and unrealized gain/(loss) on investments                     0.68             0.36          1.63
                                                                    --------------      -----------   -----------
        Total from investment operations                                      0.92             0.71          1.91
                                                                    --------------      -----------   -----------
Less Distributions:
   Distributions from net investment income                                  (0.28)           (0.34)        (0.28)
   Distributions from capital gains                                          (0.02)           (0.12)            -
   Distributions in excess of ordinary income                                    -            (0.01)
   Distributions from return of capital                                          -            (0.11)        (0.18)
                                                                    --------------      -----------   -----------
    Total distributions                                                      (0.30)           (0.58)        (0.46)
                                                                    --------------      -----------   -----------
NET ASSET VALUE, END OF PERIOD                                      $         9.73      $      9.11   $      8.98
                                                                    ==============      ===========   ===========

TOTAL RETURN(2)                                                              10.36%(1)         7.59%        25.56%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                                  $       10,723      $     9,583   $     6,254
   Ratio of expenses to average net assets:
     Before expense reimbursement or recapture                                2.52%            2.63%         2.99%
     After expense reimbursement or recapture                                 2.67%            2.67%         2.67%
   Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement or recapture                                5.92%            3.34%         4.72%
     After expense reimbursement or recapture                                 5.77%            3.30%         5.04%
   Portfolio turnover                                                            -%            1.25%        12.04%

                                                                      CLASS B        CLASS B        CLASS B
                                                                    -----------    -----------   ------------
                                                                      FOR THE        FOR THE        FOR THE
                                                                     YEAR ENDED     YEAR ENDED   PERIOD ENDED
                                                                    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                                        2000           1999          1998*
                                                                    -----------    -----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $      7.51    $      8.64   $       9.62
                                                                    -----------    -----------   ------------
Income from Investment Operations:
   Net investment income                                                   0.40           0.40           0.15
   Net realized and unrealized gain/(loss) on investments                  0.16          (0.99)         (1.00)
                                                                    -----------    -----------   ------------
        Total from investment operations                                   0.56          (0.59)         (0.85)
                                                                    -----------    -----------   ------------
Less Distributions:
   Distributions from net investment income                               (0.40)         (0.42)         (0.13)
   Distributions from capital gains                                           -              -              -
   Distributions in excess of ordinary income
   Distributions from return of capital                                   (0.14)         (0.12)             -
                                                                    -----------    -----------   ------------
    Total distributions                                                   (0.54)         (0.54)         (0.13)
                                                                    -----------    -----------   ------------
NET ASSET VALUE, END OF PERIOD                                      $      7.53    $      7.51   $       8.64
                                                                    ===========    ===========   ============

TOTAL RETURN(2)                                                            7.72%         (7.09)%        (8.84)%(1)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                                  $     2,560    $     2,645   $        669
   Ratio of expenses to average net assets:
     Before expense reimbursement or recapture                             4.43%          4.05%          7.03%
     After expense reimbursement or recapture                              2.67%          2.67%          2.67%
   Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement or recapture                             3.59%          3.47%         (1.32)%
     After expense reimbursement or recapture                              5.35%          4.85%          3.05%
Portfolio turnover                                                        21.55%          8.15%             -%

*   Class B Shares commenced investment operations on March 6, 1998.
(1) Calculation is not annualized.
(2) Calculation does not reflect CDSC charges.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SPIRIT OF AMERICA REAL ESTATE FUND
NOTES TO FINANCIAL STATEMENTS                                     APRIL 30, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Spirit of America Real Estate Fund (the "Fund"), a series of the Spirit of America Investment Fund, Inc. (the "Company"), is an open-end diversified mutual fund registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was incorporated under the laws of Maryland on May 15, 1997 and commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share.

The Fund seeks growth of capital and current income by investing in equity Real Estate Investment Trusts and other "real estate industry companies", as defined in the prospectus of the Fund. The Fund offers two classes of shares (Class A and Class B). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION: The offering price and net asset value per share of each class of the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices are used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. All other securities are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. NET ASSET VALUE PER SHARE: The methodology and procedures for determining net asset value are identical for each Class of Shares, but due to the specific distribution expenses and other costs allocable to each Class of Shares, the net asset value of each Class of Shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B shares are purchased at the net asset value per share.

D. ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from commencement of operation.

E. FEDERAL INCOME TAXES: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

F. USE OF ESTIMATES: In preparing financial statements in conformity with generally accepted accounting principles in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. All such dividends and distributions are taxable to the shareholders whether received in cash or shares. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders is a return of capital.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Investment transactions for the six months ended April 30, 2003, excluding short-term investments, were as follows:

                                                                         PROCEEDS
                                              PURCHASES                 FROM SALES
                                --------------------------------------------------------------
Real Estate Fund                            $ 15,204,296                    $ 22

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Spirit of America Management Corp. ("Spirit Management") has been retained to act as the Company's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund's average daily net assets. Investment advisory fees and other transactions with affiliates, for the six months ended April 30, 2003, were as follows:

                                INVESTMENT ADVISORY   VOLUNTARY EXPENSE
                                          FEE RATE          LIMITATION         ADVISORY FEES
                                ------------------------------------------------------------
Real Estate Fund Class A                       0.97%               1.97%           $ 452,820
Real Estate Fund Class B                       0.97%               2.67%              47,779

                                    EXPENSES WAIVED            EXPENSES            REMAINING
                                     AND REIMBURSED          RECAPTURED         RECAPTURABLE
                                     BY THE ADVISOR      BY THE ADVISOR   EXPENSES AVAILABLE
                                ------------------------------------------------------------
Real Estate Fund                             $    -         $    75,197           $  237,774

The Company has adopted two plans of distribution ("Real Estate Fund Class A Plan" and "Real Estate Fund Class B Plan") pursuant to Rule 12b-1. Each Plan permits the Real Estate Fund to pay

SSH Securities, Inc., the Fund's principal distributor, a monthly fee from the assets of the respective class.

                                             DISTRIBUTION         DISTRIBUTION
                                                 FEE RATE                 FEES
                                            -------------         ------------
Real Estate Fund Class A                             0.30%          $  140,036
Real Estate Fund Class B                             1.00%              49,294

Real Estate Fund Class A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Fund's current prospectus. Certain redemptions of Real Estate Fund Class B shares made within six years of purchase are subject to a contingent deferred sales charge ("CDSC"), in accordance with the Fund's current prospectus. For the six months ended April 30, 2003, sales charges received by SSH Securities, Inc. and CDSC were as follows:

                                        SALES CHARGES        CONTINGENT DEFERRED
                                      RECEIVED BY SSH              SALES CHARGES
                                      ---------------        -------------------
                                              $   445                   $      -
Real Estate Class A                                 -                     24,218
Real Estate Class B

Certain officers and directors of the Company are "affiliated persons" of Spirit Management or SSH Securities, Inc., the Company's distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Company. All officers serve without direct compensation from the Company. In addition, David Lerner Associates, Inc. received the following brokerage commissions for the six months ended April 30, 2003:

                                                 BROKERAGE COMMISSIONS
                                                 ---------------------
Real Estate Fund                                        $ 32,895

NOTE 4 - FEDERAL INCOME TAXES
The tax character of distributions paid for the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

2002 TAXABLE DISTRIBUTIONS

                                 ORDINARY    NET LONG TERM   DISTRIBUTIONS IN EXCESS     TOTAL TAXABLE     RETURN        TOTAL
                                  INCOME     CAPITAL GAINS      OF ORDINARY INCOME       DISTRIBUTIONS   OF CAPITAL   DISTRIBUTIONS
Real Estate Fund - Class A     $ 2,922,634   $   1,043,314   $       128,803             $   4,094,751   $  783,371   $   4,878,122
Real Estate Fund - Class B         317,570         115,240            13,994                   446,804       85,112         531,916

2001 TAXABLE DISTRIBUTIONS

                                 ORDINARY    NET LONG TERM   DISTRIBUTIONS IN EXCESS OF  TOTAL TAXABLE     RETURN        TOTAL
                                  INCOME     CAPITAL GAINS        ORDINARY INCOME        DISTRIBUTIONS   OF CAPITAL   DISTRIBUTIONS
Real Estate Fund - Class A     $ 1,092,940   $     -         $           -               $   1,092,940   $  701,362   $   1,794,302
Real Estate Fund - Class B         146,114         -                     -                     146,114       93,765         239,879

SPIRIT OF AMERICA VALUE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

                                                               SHARES    MARKET VALUE
                                                               -------   ------------
COMMON STOCKS - 87.54%
ALUMINUM - 1.95%
Alcan, Inc.                                                      3,100   $     90,954
Alcoa, Inc.                                                      2,600         59,618
                                                                         ------------
                                                                              150,572
                                                                         ------------
APARTMENTS (REITS) - 3.57%
Apartment Investment & Management Co.                            7,300        275,648
                                                                         ------------
CONSUMER PRODUCTS - 9.88%
Altria Group, Inc.                                               4,300        132,268
Avon Products, Inc.                                              3,200        186,144
Colgate-Palmolive Co.                                            3,700        211,529
Gillette Co.                                                     3,100         94,395
Kimberly-Clark Corp.                                               800         39,816
Procter & Gamble Co.                                             1,100         98,835
                                                                         ------------
                                                                              762,987
                                                                         ------------
ENERGY - 10.47%
American Electric Power                                         11,300        298,094
Consolidated Edison, Inc.                                        8,700        338,169
Duke Energy Corp.                                                9,800        172,382
                                                                         ------------
                                                                              808,645
                                                                         ------------
DIVERSIFIED FINANCIAL SERVICES - 7.89%
American Express Co.                                             1,700         64,362
Bank One Corp.                                                   5,200        187,460
Citigroup, Inc.                                                  9,100        357,175
                                                                         ------------
                                                                              608,997
                                                                         ------------
FOOD & BEVERAGE - 20.11%
Archer-Daniels-Midland Co.                                       6,500         72,020
Cadbury Schweppes plc                                            6,200        140,554
Coca-Cola Co.                                                    3,200        129,280
Del Monte Foods Co. *                                            1,161          9,230
General Mills, Inc.                                              6,100        275,171
H.J. Heinz Co.                                                   9,200        274,896
Kellog, Co.                                                      2,800         91,672
Kraft Foods, Inc.                                                1,300         40,170
Kroger Co *                                                      8,800        125,840
PepsiCo, Inc.                                                    3,600        155,808
Sara Lee Corp.                                                   8,800        147,664
Wm. Wrigley Jr. Co.                                              1,600         90,736

                                                                         ------------
                                                                            1,553,041
                                                                         ------------
HEALTHCARE (REITS) - 1.79%
National Health Investors, Inc.                                  4,700         76,375
Nationwide Health Properties, Inc.                               4,400         61,600
                                                                         ------------
                                                                              137,975
                                                                         ------------
INDUSTRIAL (REITS) - 2.50%
First Industrial Realty Trust, Inc.                              6,900        192,924
                                                                         ------------
INSURANCE - 0.14%
Travelers Property Casualty Corp. CL A                             216          3,506
Travelers Property Casualty Corp. CL B                             443          7,199
                                                                         ------------
                                                                               10,705
                                                                         ------------

                                                               SHARES    MARKET VALUE
                                                               -------   ------------
MULTIMEDIA - 3.87%
AOL Time Warner, Inc. *                                         10,600   $    145,008
Viacom, Inc. CL A *                                              1,400         60,788
Walt Disney Co.                                                  5,000         93,300
                                                                         ------------
                                                                              299,096
                                                                         ------------
NET LEASE (REITS) - 2.52%
Lexington Corp. Properties Trust                                11,300        194,812
                                                                         ------------
OFFICE SPACE (REITS) - 2.41%
Mack-Cali Realty Corp.                                           5,900        186,204
                                                                         ------------
PHARMACEUTICALS - 3.02%
Bristol-Myers Squibb Co.                                         3,000         76,620
Eli Lilly and Co.                                                1,000         63,820
Merck and Co., Inc.                                              1,600         93,088
                                                                         ------------
                                                                              233,528
                                                                         ------------
REGIONAL MALLS (REITS) - 1.98%
Glimcher Realty Trust                                            7,400        152,884
                                                                         ------------
RETAIL - 2.20%
Walgreen Co.                                                     5,500        169,730
                                                                         ------------
RESTAURANTS - 0.53%
Wendy's International, Inc.                                      1,400         40,656
                                                                         ------------
SHOPPING CENTERS (REITS) - 8.57%
Commercial Net Lease Realty                                     12,400        200,384
Federal Realty Investment Trust                                  5,000        154,100
New Plan Excel Realty Trust                                      9,900        197,802
Ramco-Gershenson Properties Trust                                2,500         57,125
Realty Income Corp.                                              1,400         52,640
                                                                         ------------
                                                                              662,051
                                                                         ------------
TRANSPORT SERVICES - 2.45%
FedEx Corp.                                                      1,700        101,796
United Parcel Service, Inc.                                      1,400         86,968
                                                                         ------------
                                                                              188,764
                                                                         ------------
WASTE MANAGEMENT - 1.69%
Waste Management, Inc.                                           6,000        130,319
                                                                         ------------

TOTAL INVESTMENTS - 87.54%
(Cost $6,665,441**)                                                         6,759,538
CASH AND OTHER ASSETS NET OF LIABILITIES - 12.46%                             961,786
                                                                         ------------
NET ASSETS - 100.00%                                                     $  7,721,324
                                                                         ============

 *Non-income producing security
**Cost for Federal income tax purposes is $6,665,441, and net unrealized appreciation consists of:

                Gross unrealized appreciation               $  295,631
                Gross unrealized depreciation                 (201,534)
                                                            ----------
                Net unrealized appreciation                 $   94,097
                                                            ==========

                 See accompanying notes to financial statements.

SPIRIT OF AMERICA VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2003

                                                                        VALUE
                                                                    -------------
ASSETS
 Investments in securities at value (cost $6,665,441)(Note 1)       $   6,759,538
 Cash                                                                     755,375
 Receivables:
  Capital stock sold                                                      172,316
  Dividends and interest                                                   18,728
  Due from Advisor                                                          1,157
 Other assets                                                              19,491
                                                                    -------------
               TOTAL ASSETS                                             7,726,605
                                                                    -------------
LIABILITIES
 Payables:
  Capital stock redeemed                                                      232
 Accrued expenses                                                           3,271
 Accrued distribution expense (Note 3)                                      1,778
                                                                    -------------
               TOTAL LIABILITIES                                            5,281
                                                                    -------------

NET ASSETS                                                          $   7,721,324
                                                                    =============
VALUE SHARES
    Net assets applicable to 795,358 outstanding $0.001
      par value shares (500,000,000 authorized shares)              $   7,721,324
                                                                    =============
    Net asset value and redemption price per Value Fund Share
      ($7,721,324 DIVIDED BY 795,358 shares)                        $        9.71
                                                                    =============
    Offering price per share ($9.71 DIVIDED BY 0.9475)              $       10.25
                                                                    =============

SOURCE OF NET ASSETS
 At April 30, 2003, net assets consisted of:
 Paid-in capital                                                    $   7,631,381
 Undistributed net income                                                  10,987
 Accumulated net realized loss on investments                             (15,141)
 Net unrealized appreciation on investments                                94,097
                                                                    -------------
      NET ASSETS                                                    $   7,721,324
                                                                    =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SPIRIT OF AMERICA VALUE FUND
STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED APRIL 30, 2003

                                                                        VALUE
                                                                    -------------
INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $494)                 $      81,557
  Interest                                                                  2,335
                                                                    -------------
          TOTAL INVESTMENT INCOME                                          83,892
                                                                    -------------
EXPENSES
  Investment advisory fees (Note 3)                                        23,791
  Transfer agent fees                                                       8,144
  Administration fees                                                       6,000
  Distribution fees - Value Shares (Note 3)                                 7,358
  Accounting fees                                                          12,470
  Registration fees                                                         3,299
  Legal fees                                                                  427
  Custodian fees                                                            2,370
  Printing expense                                                            744
  Auditing fees                                                             1,940
  Directors' fees                                                             359
  Insurance expense                                                         1,167
  Miscellaneous expense                                                       181
                                                                    -------------
        TOTAL EXPENSES                                                     68,250
        Expenses waived and reimbursed by Advisor (Note 3)                (19,932)
                                                                    -------------
        NET EXPENSES                                                       48,318
                                                                    -------------
        NET INVESTMENT INCOME                                              35,574
                                                                    -------------

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
  Net change in unrealized appreciation of investments                    121,393
                                                                    -------------
     Net realized and unrealized gain on investments                      121,393
                                                                    -------------

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $     156,967
                                                                    =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SPIRIT OF AMERICA VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                            VALUE FUND
                                                                              --------------------------------------
                                                                              FOR THE SIX MONTHS
                                                                                     ENDED           FOR THE PERIOD
                                                                                APRIL 30, 2003           ENDED
                                                                                 (UNAUDITED)        OCTOBER 31, 2002*
                                                                              ------------------    ----------------
OPERATIONS
   Net investment income                                                      $           35,574    $          2,115
   Net realized loss from security transactions                                                -             (14,501)
   Net change in unrealized appreciation/depreciation of investments                     121,393             (28,281)
                                                                              ------------------    ----------------
      Net increase/decrease in net assets                                                156,967             (40,667)
                                                                              ------------------    ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income:
      Value Fund                                                                         (26,702)                  -
                                                                              ------------------    ----------------
      Total distributions from net investment income to shareholders                     (26,702)                  -
                                                                              ------------------    ----------------

CAPITAL SHARE TRANSACTIONS (DOLLAR ACTIVITY)
  Shares sold:
      Value Shares                                                                     5,623,013           2,615,521
  Shares issued as reinvestment of distributions:
      Value Shares                                                                        23,917                   -
  Shares redeemed:
      Value Shares                                                                      (483,193)           (147,532)
                                                                              ------------------    ----------------
  Increase in net assets derived from capital share transactions(a)                    5,163,737           2,467,989
                                                                              ------------------    ----------------
      Total increase in net assets                                                     5,294,002           2,427,322

NET ASSETS
  Beginning of period                                                                  2,427,322                   -
                                                                              ------------------    ----------------
  End of period                                                               $        7,721,324           2,427,322
                                                                              ==================    ================
  (a) Transactions in capital stock were:
  Shares sold:
      Value Shares                                                                       589,783             266,737
  Shares issued as reinvestment of dividends:
      Value Shares                                                                         2,549                   -
  Shares redeemed:
      Value Shares                                                                       (48,938)            (14,773)
                                                                              ------------------    ----------------
  Increase in shares outstanding                                                         543,394             251,964
                                                                              ==================    ================

* Spirit of America Value Fund commenced investment operation on August 1, 2002

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS - VALUE FUND

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                     VALUE SHARES        VALUE SHARES
                                                                    --------------       ------------
                                                                     FOR THE SIX           FOR THE
                                                                     MONTHS ENDED        PERIOD ENDED
                                                                    APRIL, 30 2003        OCTOBER 31,
                                                                      (UNAUDITED)            2002*
                                                                    --------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $         9.63       $      10.00
                                                                    --------------       ------------
Income from Investment Operations:
   Net investment income                                                      0.05               0.01
   Net realized and unrealized gain/(loss) on investments                     0.08              (0.38)
                                                                    --------------       ------------
        Total from investment operations                                      0.13              (0.37)
                                                                    --------------       ------------
Less Distributions:
   Distributions from net investment income                                  (0.05)                 -
                                                                    --------------       ------------
    Total distributions                                                      (0.05)                 -
                                                                    --------------       ------------

NET ASSET VALUE, END OF PERIOD                                      $         9.71       $       9.63
                                                                    ==============       ============

TOTAL RETURN(2)                                                               1.32%(1)          (3.70)%(1)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                                  $        7,721       $      2,427
   Ratio of expenses to average net assets:
      Before expense reimbursement                                            2.78%              7.38%(3)
      After expense reimbursement                                             1.97%              1.97%(3)
   Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement                                            0.64%             (4.75)%(3)
      After expense reimbursement                                             1.45%              0.66%(3)
   Portfolio turnover                                                            -%             21.59%(1)

*  Class A Shares commenced investment operations on August 1, 2002.
(1) Calculation is not annualized.
(2) Calculation does not reflect sales load.
(3) Calculation is annualized

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SPIRIT OF AMERICA VALUE FUND
NOTES TO FINANCIAL STATEMENTS                                     APRIL 30, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Spirit of America Value Fund (the "Fund"), a series of Spirit of America Investment Fund, Inc. (the "Company"), is an open-end diversified mutual fund registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on August 1, 2002. The authorized capital stock of the Fund is 500 million (500,000,000) shares, par value of $0.001 per share. The Fund seeks capital appreciation with a secondary objective of current income. The Fund offers one class of shares, the Value Fund Shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION: The offering price and net asset value per share for the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices are used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. All other securities are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. FEDERAL INCOME TAXES: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. USE OF ESTIMATES: In preparing financial statements in conformity with generally accepted accounting principles in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. All such dividends and distributions are taxable to the shareholders whether received in cash or shares. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders is a return of capital.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Investment transactions for the six months ended April 30, 2003, excluding short-term investments, were as follows:

                                                         PROCEEDS
                                  PURCHASES             FROM SALES
                          --------------------------------------------------
Value Fund                       $ 4,953,510                $ 1

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Spirit of America Management Corp. ("Spirit Management") has been retained to act as the Company's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund's average daily net assets. Investment advisory fees and other transactions with affiliates, for the six months ended April 30, 2003, were as follows:

                              INVESTMENT ADVISORY      VOLUNTARY EXPENSE
                                        FEE RATE             LIMITATION       ADVISORY FEES
                              -------------------------------------------------------------
Value Fund                                   0.97%                  1.97%          $ 23,791

                                      EXPENSES WAIVED AND                 REMAINING RECAPTURABLE
                                REIMBURSED BY THE ADVISOR                     EXPENSES AVAILABLE
                              -----------------------------------------------------------------
Value Fund                                       $ 19,932                              $ 37,269

The Company has adopted one plan of distribution ("Value Fund Plan") pursuant to Rule 12b-1. The Plan permits the Fund to pay SSH Securities, Inc., the Fund's principal distributor, a monthly fee from the assets of the Fund.

                                                  DISTRIBUTION           DISTRIBUTION
                                                      FEE RATE                   FEES
                                                  ------------           ------------
Value Fund                                               0.30%               $  7,358

Value Fund Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Fund's current prospectus. For the six months ended April 30, 2003, sales charges received by SSH Securities, Inc. were as follows:

                                                        SALES CHARGES
                                                      RECEIVED BY SSH
                                                      ---------------
Value Fund                                                 $      262

Certain officers and directors of the Company are "affiliated persons" of Spirit Management or SSH Securities, Inc., the Company's distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Company. All officers serve without direct compensation from the Company. In addition, David Lerner Associates, Inc. received the following brokerage commissions for the six months ended April 30, 2003:

                                                   BROKERAGE COMMISSIONS
                                                   ---------------------
Value Fund                                                $ 9,300

NOTE 4 - FEDERAL INCOME TAXES

For Federal income tax purposes, the Fund has capital loss carryforwards, which expire in the year indicated, as of October 31, 2002, which are available to offset future capital gains, if any:

                                    EXPIRING IN 2010
                                    ----------------
Value Fund                               $    15,141

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Spirit of America Investment Fund, Inc.

By (Signature and Title)*  /s/ David Lerner
                           ----------------------------------------
                           David Lerner, President and Treasurer
                           (principal executive officer)

Date                       JUNE 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David Lerner
                           --------------------------------------
                           David Lerner, President and Treasurer
                           (principal executive officer)

Date                       JUNE 30, 2003

* Print the name and title of each signing officer under his or her signature.